Long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding principal	$ 451,608	$ 485,702
Total debt	446,748	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	401,290	434,845
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(6,216)	(7,494)
Total debt	134,634	147,652
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	299	552
Total debt	144,182	154,295
Grace facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	1,057	1,543
Total debt	167,932	178,356
Export Credit Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	112,818	123,982
Export Credit Tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	30,250	33,000
Export Credit Tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	28,500	30,750
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	28,032	31,164
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	113,633	120,743
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 138,375	$ 146,063